Property and Equipment, Net - Depreciation and Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment, Net
Depreciation and amortization expense related to property and equipment	$ 68.0	$ 62.5	$ 56.6